Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, allowance for credit loss, impairment provision for inventories, useful lives and impairment of long-lived assets, determination of the fair value of derivative instruments and derivative liability arising from foreign exchange forward contracts, accounting for deferred income taxes and valuation allowance for deferred tax assets and liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign currencies and foreign currency translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in China, Europe and the United States use their respective currencies, Renminbi (“RMB”), Pound (“GBP”), Euro (“EUR”) and US$, as their functional currencies.

The financial statements of Planet Image and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income/(loss).

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

As of December 31,
	2024	2025
Period end RMB: USD exchange rate	US$1=RMB7.1891	US$1=RMB7.0175
Period end EUR: USD exchange rate	US$1=EUR0.9615	US$1=EUR0.8547
Period end GBP: USD exchange rate	US$1=GBP0.7937	US$1=GBP0.7463

For the years ended December 31,
	2023	2024	2025
Average RMB: USD exchange rate	US$1=RMB7.0472	US$1=RMB7.1124	US$1=RMB7.1429
Average EUR: USD exchange rate	US$1=EUR0.9231	US$1=EUR0.9234	US$1=EUR0.8872
Average GBP: USD exchange rate	US$1=GBP0.8021	US$1=GBP0.7815	US$1=GBP0.7580

(e)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash in bank, and fixed deposits with original maturities of less than three months. The Group maintains cash with various financial institutions primarily in China. All highly liquid investments with a stated maturity or lock-up period of three months or less from the date of purchase are classified as cash equivalents. As of December 31, 2024 and 2025, balances of cash and cash equivalents were $42,997 and $52,909, respectively. The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

(f)	Restricted Cash

Restricted cash mainly represents security deposits held in bank accounts for bank acceptance notes and forward foreign currency exchange settlement, cash pledged as collateral for bank borrowings. Restricted cash is classified as current since all restrictions are within twelve months.

(g)	Investments

Investments consist primarily of short-term investments in fixed deposits between three months and one year, and long-term investments in fixed deposits over one year. The Group classifies the financial products as held-to-maturity securities. Investments in fixed deposits are measured at amortized cost, which is classified as held-to-maturity debt investments in accordance with ASC topic 310 (“ASC 310”), Receivables.

(h)	Accounts Receivable, net

Accounts receivables are recognized in the period when the Group has sold products to its customers and when its right to consideration is unconditional. The Group adopted Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”) on January 1, 2023 using the modified retrospective transition approach. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of the new standard did not have a material effect on the Group’s consolidated financial statements.

Account receivables are stated net of provision of credit losses. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

(i)	Inventories, net

Inventories, primarily consisting of raw materials, goods in transit, work in progress and finished goods, are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined by using the weighted average cost method. The Group writes down the cost of obsolete and slow-moving inventories to the estimated net realizable value, based on inventory obsolescence trends, historical experience, forecasted consumer demand and application of the specific identification method. As of December 31, 2024 and 2025, $1,165 and $1,043 were written down from the cost of inventories to their net realizable values, respectively.

(j)	Derivative instruments

The Group’s derivative instruments consist of foreign currency forward contracts that the Group enters into as firm commitments to exchange a specific number of foreign currencies for RMB at a predetermined exchange rate on a specified future date without initial investment but a deposit required. This instrument is used to manage the volatility of changes in exchange rates. Management considered that the foreign currency forward contract does not meet the criteria for designated hedging instruments and hedged transactions to qualify for cash flow hedge or fair value hedge accounting. The foreign currency forward contracts therefore are accounted for as derivative instruments, with fair value changes reported as fair value change of derivative instruments in the consolidated statements of operations and comprehensive income/(loss).

(k)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	43 years
Buildings	20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and electronic equipment	1 – 10 years
Office equipment, furniture and fixtures	1 – 5 years
Automobile	3 – 10 years

Direct costs that are related to the construction of property, plant and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets.

Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive income/(loss) in other income or expenses.

The land is carried at cost less accumulated amortization and any recorded impairment. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land is amortized using the straight-line approach over the estimated economic useful lives of the asset.

(l)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows was largely independent of the cash flows of other assets and liabilities (the asset group), and secondly comparing the carrying value of the asset group to the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset group, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the asset group, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2024 and 2025.

(m)	Redeemable ordinary shares

The Company accounts for ordinary shares subject to possible redemption in accordance with ASC 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to conditional redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the control of the Company is classified as mezzanine equity. The Company evaluates the probability of these redeemable ordinary shares becoming redeemable at each reporting date. If it is probable that the redeemable ordinary shares will become redeemable, the Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the instrument to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against retained earnings. Accordingly, if the ordinary shares are not currently redeemable and it is not probable that the ordinary shares will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary.

(n)	Bank acceptance notes payable

Bank acceptance notes payable consist of short-term bank acceptance notes payable provided by the Group to its suppliers and vendors. These short-term bank notes can be endorsed and assigned to suppliers as payments for purchases. These bank notes payables are generally payable within six months. These short-term notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Group to deposit a certain amount of fund at the bank as a guaranteed deposit, which is classified on the consolidated balance sheets as restricted cash.

(o)	Fair value measurement

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash and cash equivalents, restricted cash, accounts receivable, other receivables and derivative instruments, short-term borrowings, accounts payable, bank acceptance notes payable, other payables included in accrued expenses and other current liabilities. As of December 31, 2024 and 2025, the carrying amounts of financial instruments, except for derivative instruments, approximated to their fair values due to the short-term maturity of these instruments.

Financial assets and liabilities that are measured at fair value on a recurring basis consist of derivative instruments, which are comprised of foreign exchange forward contracts. Such derivate instruments are classified within Level II of the fair value hierarchy because they are floating income products linked to currency exchange rate. These instruments are not valued using quoted market prices, but can be valued based on other observable inputs, such as currency rates. As of December 31, 2024 and 2025, the fair value of derivative liabilities, classified within Level II, were $26 and nil, respectively.

The Group’s non-financial assets, such as property and equipment and land-use-right, would be measured at fair value only if they were determined to be impaired.

(p)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments and legal proceedings. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(q)	Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2019 and the Company’s revenue recognition policies are presented as below.

The Group’s revenues are mainly generated from the sales of compatible toner cartridges through offline and online channels. The Group provides products: (i) to offline overseas customers who own their brands on an ODM basis; (ii) to offline overseas dealers who primarily sell its self-branded products and white-label products to end consumers; and (iii) directly to customers on a retail basis under its self-owned brands through online retail platforms. There is no major difference in terms of product capability between the Company’s ODM products, white-label products, and self-own brand products, and the main difference lies in product packaging and pricing.

The Group usually enters into sales orders with customers or receives online sales orders during the period the Group operated the online retail channel prior to December 31, 2025, in which the Group identifies the only performance obligation is to transfer the promised products stated in the sales order. The Group performs shipping services before the products are delivered at the place designated by customers. Shipping service is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. In the normal course of business, the Group’s warranties are limited to product specifications, and the Company does not accept product returns unless the item is defective as manufactured. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation. The Company establishes provisions for both estimated returns and warranties when revenues are recognized.

Revenues represent the amount of consideration that the Group is entitled to, including products settlement price, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. The transaction price is variable as adjusted by return allowances, rebates, which the Group estimates by using the expected value method and updates to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. The Group considers itself a principal as it self-produces all the products. The Group recognizes revenue from the sales of compatible toner cartridges at a point in time when the control of products is transferred to the customers upon customers’ acceptance on a gross basis. Payment is usually required within four months after the issuance of invoice for offline customers and the consideration of online orders is collected in advance of shipment by online platform. Therefore, it is probable that the Group will collect substantially all of the consideration without existence of any significant financing component.

Disaggregation of Revenues

The Group disaggregates its revenues from contracts by sales channel and region, as the Group believes it best depicts how the nature, amount, timing and uncertainty of the revenues and cash flows are affected by economic factors. The Group’s disaggregation of revenues for the years ended December 31, 2023, 2024 and 2025 are disclosed in Note 17 of these consolidated financial statements.

Contract Balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group merely incurs cost to obtain a contract with a customer. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have any contract assets. The balance of accounts receivable, net of allowance for credit loss were $31,640 and $50,643 as of December 31, 2024 and 2025, respectively.

The Group presents the consideration that a customer pays before the Group transfers products to the customer as a contract liability (advance from customers) when the payment is made. Advance from customers is the Group’s obligation to transfer products to a customer for which the Group has received consideration from the customer. As of December 31, 2024 and 2025, the balance of advance from customers amounted to $486 and $524, respectively.

(r)	Cost of revenues

Cost of revenues consist primarily of (i) cost of materials (ii) labor costs, (iii) depreciation and amortization, (iv) freight charged by third-party transportation company, (v) tariff imposed to the Group’s products sold in the U.S., and (vi) warehousing and logistic fee charged by online selling platforms and other costs related to the business operation. Depreciation and amortization of manufacturing facilities and warehouses attributable to manufacturing activities is capitalized as part of the cost of inventory, and expensed in costs of revenues when the inventory is sold.

(s)	Selling expenses

Selling expenses mainly consist of (i) commission charged by online selling platform, (ii) staff costs, rental and depreciation related to selling and marketing functions, (iii) freight charges from warehouses to customers, and (iv) advertising and marketing expenses for promotion. Selling expenses are recognized as incurred. For the years ended December 31, 2023, 2024 and 2025, the advertising and marketing expenses were $2,196, $2,030 and $1,864, respectively. For the years ended December 31, 2023, 2024 and 2025, the freight charges were $5,279, $6,231 and $8,156, respectively.

(t)	Contract cost

Certain costs to fulfil contracts are capitalized when such costs (i) relate directly to the contract, (ii) generate or enhance resources of the Group that will be used in satisfying the performance obligation in the future, and (iii) are expected to be recovered. Contract costs are amortized on the basis consistent with the pattern of the transfer of services to which the costs relate.

(u)	General and administrative expenses

General and administrative expenses mainly consist of (i) staff costs, rental and depreciation related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

(v)	Research and development expenses

Research and development expenses mainly consist of (i) cost of materials used for experiment, and (ii) staff costs and other daily expenses related to the Group’s research and development activities.

(w)	Government subsidy

Government subsidy is recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) when the grant is received.

(x)	Foreign exchange loss, net

Foreign exchange loss, net mainly represents the exchange gain or loss caused by the changes in the relative currency exchange between US$, EUR, Hong Kong Dollar (“HKD”), RMB and Great Britain Pound (“GBP”).

(y)	Employee benefits

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated employee benefit plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive income/(loss) amounted to $1,317, $1,117 and $1,264 for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the outstanding social insurance plan contributions payable were $95 and $97, respectively.

(z)	Leases

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. See Note 11 for additional information.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of assets is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate based on the information available such as loan prime rate published by the Bank of China. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

(aa)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions as of December 31, 2024 and 2025, respectively.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than $14 (RMB100). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. Operation results of the Company’s affiliated entities in the PRC for the years ended December 31, 2023, 2024 and 2025 remain open for statutory examination by PRC tax authorities.

(bb)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenues generated from sales of products. The Group records revenues net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

The PRC VAT rate was 13% for taxpayers selling consumer products for the years ended December 31, 2023, 2024 and 2025. The primary applicable rate of Europe Union (“EU”) VAT was 19% for the years ended December 31, 2023, 2024 and 2025.

(cc)	Earnings/(loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended December 31, 2023, 2024 and 2025, there was no dilution impact.

The Group’s Class A and Class B ordinary shares have the same dividend right and two-class method is not applied for the periods presented.

(dd)	Comprehensive income/(loss)

Comprehensive income or loss is defined as the increase in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income or loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income included net income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive income or loss.

(ee)	Share-based Compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards without vesting conditions were classified as equity awards and are recognized in the financial statements based on their grant date fair value.

(ff)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that there is only one reportable operating segment since the manufacturing and sales of products are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Group’s CODM. For information regarding the Company’s long-lived assets and revenue by geographic area, as well as a summary of significant expense categories, see Note 17.

(gg)	Concentration of risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalent, restricted cash and accounts receivable. As of December 31, 2024 and 2025, the aggregate amounts of cash and cash equivalent and restricted cash of $17,983 and $31,630, respectively, were held at major financial institutions located in the mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500 (equivalent to $71). The aggregate amounts of cash and cash equivalent and restricted cash of $27,903 and $22,279 were deposited with major financial institutions located outside the mainland China, and each bank account is insured with the minimum amount of $150. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by group of counterparties that share similar attributes. Substantially all of the Group’s sales are made to customers located primarily in the U.S. and Europe. The Company’s operating results could be adversely affected by the government policy in the PRC on exporting business, foreign exchange rate fluctuation, and changes in local market conditions. No customer individually represented greater than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025.

For the year ended December 31, 2023, the top two suppliers accounted for approximately 23.3% and 11.1% of total inventory purchases. For the year ended December 31, 2024, the top one supplier accounted for approximately 19.3% of total inventory purchases. For the year ended December 31, 2025, the top one supplier accounted for approximately 11.4% of total inventory purchases. No other suppliers accounted for more than 10% of total inventory purchases in the reporting periods.

(hh)	Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group adopted ASU 2023-07 from January 1, 2025. See Note 17 for further information.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. The Group adopted this ASU on January 1, 2025. See Note 13 for further information.

In March 2024, the FASB issued ASU 2024-02, which removes references to the concepts statements from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” Our management does not believe the adoption of ASU 2024-02 will have a material impact on our combined financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to early adopt this guidance and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its annual reporting periods beginning July 1, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact ASU 2025-06 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07 expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. ASU 2025-07 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-07 will have on its future consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact ASU 2025-08 will have on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”). The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The amendments clarify disclosure requirements for interim financial statements. ASU 2025-11 is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 addresses suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-12.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.